LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASE OBLIGATIONS	LEASE OBLIGATIONS
The Group has entered into leases agreements for the rental of premises and rolling stock. The leases have an initial term of 1.1 to 40 years and some have a renewal option after their initial term. The lease terms are negotiated individually and encompass a wide range of different terms and conditions.
Right-of-use assets

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2022	60,297,423	604,939	60,902,362
Additions	6,661,404	740,287	7,401,691
Modifications	(450,567)	10,670	(439,897)
Depreciation expense	(6,497,931)	(186,833)	(6,684,764)
Foreign currency translation adjustment	(635,198)	(35,840)	(671,038)
Balance at December 31, 2022	59,375,131	1,133,223	60,508,354

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2021	7,353,957	144,767	7,498,724
Additions	56,006,523	568,498	56,575,021
Depreciation expense	(3,031,148)	(103,704)	(3,134,852)
Foreign currency translation adjustment	(31,909)	(4,622)	(36,531)
Balance at December 31, 2021	60,297,423	604,939	60,902,362
8 - LEASE OBLIGATIONS (CONTINUED)
Right-of-use assets (continued)
Depreciation was recognized as follows in the consolidated statements of earnings (loss):

	2022	2021
	$	$
Cost of sales	1,348,589	1,233,652
Administrative expenses	278,995	262,840
Selling expenses	1,826,769	1,109,521
Capitalized to property, plant and equipment	3,230,411	528,839
	6,684,764	3,134,852

Lease liabilities

$
Balance at January 1, 2022	62,209,317
Additions	7,401,691
Lease payments	(4,977,183)
Modification	(439,897)
Foreign currency translation adjustment	(673,713)
Balance at December 31, 2022	63,520,215
Current portion	5,210,183
Non-current portion	58,310,032

Balance at January 1, 2021	7,719,108
Additions	56,575,021
Lease payments	(2,093,371)
Foreign exchange gain	(42,772)
Foreign currency translation adjustment	51,331
Balance at December 31, 2021	62,209,317
Current portion	4,691,344
Non-current portion	57,517,973
8 - LEASE OBLIGATIONS (CONTINUED)
Amounts recognized in administrative expenses in the consolidated statement of earnings (loss) are as follows:

	2022	2021
	$	$
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	1,159,705	27,942
See Notes 17 and 20 for information on interest expense on lease liabilities and Note 24 for contractual undiscounted payments related to lease liabilities.

Variable payments
Some leases for premises require repayment of a portion of the lessor’s payments for property taxes, insurance and operating expenses such as power, maintenance, administration and security; these amounts vary based on the use and wear and tear of the space. The final lease payments are determined each year.
Renewal and termination options
Some leases include renewal or termination options that can be exercised at the Group’s option. These options are used to maximize the operational flexibility of the Group’s activities. These options are not reflected in measuring lease liabilities in many cases because the options are not reasonably certain to be exercised by the Group. The Group's practice is to ensure that space or rolling stock meets its needs, which evolve over time.
Residual value guarantee
The residual value guarantee expected to be payable as well as those not expected to be payable have been excluded from the lease liability calculation as they were not significant.
Leases not yet commenced
The Company has a commitment of $10,250,000 related to two signed equipment leases for Joliet plant production equipment which has not yet commenced.